Significant Accounting Policies (Weighted Average Assumptions Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.59%	30.54%	35.00%
Risk-free interest rate	2.04%	1.63%	2.61%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	3.81	2.97	3.62
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	23.94%	20.20%	46.90%
Risk-free interest rate	0.14%	0.16%	0.31%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	0.5	0.5	0.5